Convertible Preferred Stock and Stockholders' Deficit - Summary of Company's Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Shares Outstanding at December 31, 2020		40,251,144
Granted		450,000
Exercised	(782,300)	(160,000)	(978,184)	(160,000)
Cancelled		(346,563)
Shares Outstanding at June 30, 2021		40,194,581		40,251,144
Vested and exercisable at June 30, 2021		28,704,052
Weighted- Average Exercise Price - Outstanding at December 31, 2020		$ 0.14
Granted		0.23
Exercised		0.09
Cancelled		0.13
Weighted- Average Exercise Price - Outstanding at June 30, 2021		0.14		$ 0.14
Vested and exercisable at June 30, 2021		0.11
Weighted- Average Remaining Contractual Term - Outstanding at December 31, 2020		6.6
Granted		9.6
Exercised		4.5
Cancelled		7.4
Weighted- Average Remaining Contractual Term - Outstanding at June 30, 2021		$ 6.1		$ 6.6
Vested and exercisable at June 30, 2021		5 years
Aggregate Intrinsic Value - Outstanding at December 31, 2020		$ 3,806
Granted
Aggregate Intrinsic Value - Outstanding at June 30, 2021		$ 21,033		$ 3,806
Vested and exercisable at June 30, 2021		$ 15,669